Jul. 14, 2023
Multi-Asset Real Return Portfolio
Multi-Asset Real Return Portfolio

Summary Prospectus and Prospectus Supplement

July 14, 2023

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Supplement dated

July 14, 2023 to

the Morgan Stanley Institutional Fund, Inc.

Summary Prospectus and Prospectus dated April 28, 2023

Multi-Asset Real Return Portfolio (the “Fund”)

Morgan Stanley Institutional Fund, Inc.

Please retain this supplement for future reference.